UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06515

Morgan Stanley Global Fixed Income Opportunities
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212 - 296-0289

Date of fiscal year end:	October 31, 2013

Date of reporting period:	October 31, 2013

Item 1 - Report to Shareholders

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

John H. Gernon
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Adviser

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited.
25 Cabot Square, Canary Wharf
London, E14 4QA, England

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2013 Morgan Stanley

DINANN
771685 EXP 12.31.14

INVESTMENT MANAGEMENT

Morgan Stanley
Global Fixed Income
Opportunities Fund

Annual Report

October 31, 2013

Morgan Stanley Global Fixed Income Opportunities Fund

Table of Contents

Welcome Shareholder	3
Fund Report	4
Performance Summary	10
Expense Example	12
Investment Advisory Agreement Approval	14
Portfolio of Investments	17
Statement of Assets and Liabilities	35
Statement of Operations	36
Statements of Changes in Net Assets	38
Notes to Financial Statements	39
Financial Highlights	58
Report of Independent Registered Public Accounting Firm	63
U.S. Privacy Policy	64
Trustee and Officer Information	69

Welcome Shareholder,

We are pleased to provide this annual report, in which you will learn how your investment in Morgan Stanley Global Fixed Income Opportunities Fund performed during the latest twelve-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the year ended October 31, 2013

Total Return for the 12 Months Ended October 31, 2013
Class A	Class B	Class L (formerly Class C)	Class I	Class IS*	Barclays Capital Global Aggregate Index[1]	Lipper Global Income Funds Index[2]
3.53%	2.85%	3.16%	3.95%	—	–1.54%	0.18%

The performance of the Fund's five share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

* Class IS shares launched on September 13, 2013 and do not have a full 12 months of performance.

Market Conditions

The 12-month period ended October 31, 2013 saw fixed income markets continue to rally, despite volatility from renewed concerns over Europe, policy uncertainty in the U.S., and worries over China.

In the U.S., the concerns over the "fiscal cliff" affected the markets in both the early part of 2013 and again in the autumn. The economy continued to perform steadily, despite the headwind of tighter fiscal policy. The housing market maintained its recovery and inflation remained under control. Interest rates began to rise in May, after the Chairman of the Federal Reserve, Ben Bernanke, hinted at the gradual removal of the extraordinary monetary policy accommodation being provided. This led to a more general sell-off in risk markets in June, with emerging markets being the most severely affected.

However, markets recovered as it became clear that "tapering" of policy support would be gradual and rallied further in September when the Federal Reserve decided not to begin to reduce its policy support.

In Europe, there was an inconclusive election result in Italy (after which it took several weeks to form a government) and continuing uncertainty over the future of Silvio Berlusconi. Another event was the failure of the Cypriot banking system in March. However, both of these factors had only a transient impact on the markets as the key factor maintaining the markets' poise was the policy of the European Central Bank (ECB), which stood ready to support the markets. As the summer progressed, there were signs of recovery in Europe, with purchasing managers' indices rising above 50 (indicating economic expansion) both in the core and the periphery.

The U.K. economy, for so long a laggard, started to show much greater strength as 2013 unfolded. As a result, the forward guidance from the new governor of the Bank of England, Mark Carney, to keep interest rates lower for longer had limited impact as the markets focused on the stronger data.

Major events occurred in Japan during the first half of the year in question. There was a landslide victory for the Liberal Democratic Party under Shinzo Abe. He announced substantial fiscal stimulus. Even more significant was the appointment of the new Bank of Japan governor, Haruhiko Kuroda, who in early April unveiled plans to double the monetary base and buy more longer-dated government bonds (JGBs). These policy measures meant that Japanese interest rates were little changed (except at the long-end of the yield curve where they fell). The Nikkei Index, a broad measure of Japanese stocks, rose an impressive 63 percent in the period and the yen fell 26 percent against the U.S. dollar. Japan is now seeing more robust growth.

China's economy continued to grow at around 7.5 percent, lending support to the global economy.

In general, core government bonds sold off, mainly from May onwards, over the direction of U.S. monetary policy. The U.S. Treasury market saw a significant rise in yields (apart from at two years). Ten-year yields rose 98 basis points, and the curve steepened. U.K. gilts also sold off, with yields rising between 25 and 99 basis points. German bunds also fell in price, but less than in the U.S. and U.K., as the European economy performed less well and the ECB continued to be supportive. Yields rose between 15 and 34 basis points across the curve. Yields on Spanish government bonds continued their Outright Monetary Transactions-induced rally that began in the third quarter of 2012. Five-year yields fell another 158 basis points. Despite the political wobbles, Italian five-year yields declined 74 basis points. Peripheral countries were supported not only by the actions and words of the ECB, but also by a loosening of the shackles of austerity, thereby promoting growth.

Credit markets continued their rally in the period. Investment grade spreads fell and the high yield segment saw an even stronger performance, supported by global accommodative monetary policies. European credit outperformed U.S. credit. The wobble in the markets in May/June was quickly overcome. Equities also rose as investors sought higher-returning assets given the continued low interest rate levels and paltry yields offered by government bonds. Gold fell 25 percent to $1,329 per ounce.

In the currency markets, the largest move was the fall in the yen against the U.S. dollar by 26 percent. The euro rose by 5.23 percent against the U.S. dollar as the economy in Europe began to recover and the dollar was hurt by the uncertainty over U.S. monetary policy. Sterling was unchanged against the dollar. Most emerging market currencies were weaker against the dollar.

Performance Analysis

Morgan Stanley Global Fixed Income Opportunities Fund Class A, Class B, Class L and Class I outperformed the Barclays Capital Global Aggregate Index (the "Index") and the Lipper Global Income Funds Index for the 12 months ended October 31, 2013, assuming no deduction of applicable sales charges.

Compared with the Index, the portfolio had overweights to high yield, emerging markets credit, convertible bonds, and non-agency mortgage securities. Conversely, the portfolio was underweight in government bonds, investment grade credit, and agency mortgage securities relative to the Index.

The principal positive driver of performance was the overall narrowing of credit spreads, with the Fund's exposures to the high yield and investment grade sectors contributing the most. Emerging market positions had a broadly neutral effect as the early gains were eroded by losses triggered by uncertainty over U.S. monetary policy. Non-agency mortgage positions added slightly to performance.

During the period, the portfolio took a long position in convertible bonds. These added to performance as both stocks and credit performed well over the year.

Currency positions, which are managed through the use of currency forwards, also added to performance. The underweight position to the yen was the largest positive factor aiding performance. The short Australian dollar position also added value. These gains were partially offset by the short euro position and long positions in Norway and Brazil.

The portfolio's yield advantage over the Index of around 3 percent contributed positively to performance.

Interest-rate positions had a negative impact overall on performance. In G4 countries (U.S., U.K., Germany but not Japan), and Canada the portfolio gained as positions were generally underweight and rates rose. A long position in the first quarter of 2013 added value in Australia. However, these positive factors were more than offset by long positions in Latin America, Poland, and New Zealand. Interest rates rose in all these countries.

The portfolio is underweight exposure to peripheral sovereign spreads. The continued rally in these spreads caused these positions to detract slightly from relative returns.

The Fund uses interest rate swaps and futures to control interest rate risk. They did not have a material impact on performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION+ as of 10/31/13
Corporate Bonds	46.9%
Sovereign	31.8
Mortgages — Other	15.9
Short-Term Investments	2.2
Commercial Mortgage-Backed Securities	1.0
Convertible Preferred Stocks	0.7
Collateralized Mortgage Obligation —
Agency Collateral Series	0.6
Asset-Backed Security	0.5
Agency Fixed Rate Mortgages	0.4

+ Does not include open long/short futures contracts with an underlying face amount of $24,845,713 with net unrealized appreciation of $2,752. Also does not include open foreign currency forward exchange contracts with net unrealized depreciation of $91,261 and open swap agreements with net unrealized appreciation of $414,298 and the value of securities held as collateral on loaned securities.

LONG-TERM CREDIT ANALYSIS as of 10/31/13
AAA	11.0%
AA	1.6
A	8.9
BBB	24.2
BB	10.1
B or Below	38.5
Not Rated	5.7

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. All percentages for portfolio composition are as a percentage of total investments and all percentages for long-term credit analysis are as a percentage of total long-term investments.

Security ratings disclosed with the exception for those labeled "not rated" have been rated by at least one Nationally Recognized Statistical Rating Organization ("NRSRO"). These ratings are obtained from Standard & Poor's Ratings Group ("S&P"), Moody's Investors Services, Inc ("Moody's") or Fitch Ratings ("Fitch"). If two or more NRSROs have assigned a rating to a security, the highest rating is used and if securities are not rated, the Investment Adviser has deemed them to be of comparable quality. Ratings from Moody's or Fitch, when used, are converted into their equivalent S&P rating.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in a portfolio of fixed-income securities. The Fund's "Adviser," Morgan Stanley Investment Management Inc., and/or "Sub-Adviser," Morgan Stanley Investment Management Limited, will allocate the Fund's investments among the following asset classes or market segments: (1) corporate securities, (2) residential and commercial mortgage-backed securities, (3) asset-backed securities, (4) emerging market securities, (5) convertible securities, (6) U.S. government securities and foreign sovereign debt, and (7) currency derivatives. Securities may be rated either investment grade or below investment grade and denominated in any currency, hedged or un-hedged. The amount of the Fund's assets committed to any one asset class or market segment will fluctuate. However, the Fund may invest up to 65 percent of its net assets in any one asset class or market segment. The Adviser and Sub-Adviser have the flexibility to select any combination of at least two asset classes of the aforementioned groups depending upon market conditions and the current economic environment and, as a result, at any given time the Fund's assets may be invested in certain groups and not others.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan

Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

(This page has been left blank intentionally.)

Performance Summary (unaudited)

Performance of $10,000 Investment—Class A‡‡
Over 10 Years

‡‡  The Fund previously disclosed the performance of Class B shares. However, Class B shares are closed to new investments. The graph now shows Class A shares which remain open to new investments.

Average Annual Total Returns—Period Ended October 31, 2013 (unaudited)
Symbol	Class A Shares* (since 07/28/97) DINAX		Class B Shares** (since 04/09/92) DINBX		Class L Shares† (since 07/28/97) DINCX		Class I Shares†† (since 07/28/97) DINDX	Class IS Shares††† (since 09/13/13) MGFOX
1 Year	3.53 –0.82[4]	%[3]	2.85 –2.11[4]	%[3]	3.16 3.16[4]	%[3]	3.95 —%[3]	— —%
5 Years	12.28[3] 11.32[4]		11.59[3] 11.33[4]		11.67[3] 11.67[4]		12.64[3] —	— —
10 Years	5.86[3] 5.40[4]		5.34[3] 5.34[4]		5.24[3] 5.24[4]		6.15[3] —	— —
Since Inception	4.15[3] 3.87[4]		4.59[3] 4.59[4]		3.53[3] 3.53[4]		4.43[3] —	3.70[3] —

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for periods less than one year are not annualized. Performance for Class A, Class B, Class L, Class I and Class IS shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges.

*  The maximum front-end sales charge for Class A is 4.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005). Class B shares are closed to new investments.

†  Effective February 25, 2013, Class C shares were renamed Class L shares. Class C shares held for less than one year were subject to a 1.0% CDSC. The CDSC on Class L shares was eliminated effective Februray 25, 2013.

††  Class I has no sales charge.

†††  Class IS has no sales charge.

(1)  The Barclays Capital Global Aggregate Index provides a broadbased measure of the global investment grade fixed-rate debt markets. Total Returns shown in unhedged USD. It is not possible to invest directly in an index.

(2)  The Lipper Global Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Income Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Global Income Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on October 31, 2013.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 05/01/13 – 10/31/13.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Expenses Paid During Period" are grossed up to reflect Fund expenses prior to the effect of Expense Offset (See Note 10 in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	05/01/13	10/31/13	05/01/13 – 10/31/13
Class A
Actual (–1.26% return)	$1,000.00	$987.40	$6.16	*
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.00	$6.26	*
Class B
Actual (–1.75% return)	$1,000.00	$982.50	$9.04	*
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.08	$9.20	*
Class L@@
Actual (–1.39% return)	$1,000.00	$986.10	$7.41	*
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.74	$7.53	*
Class I
Actual (–0.94% return)	$1,000.00	$990.60	$4.82	*
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.37	$4.89	*
Class IS
Actual (3.70% return)	$1,000.00	$1,037.00	$1.13	**
Hypothetical (5% annual return before expenses)	$1,000.00	$1,005.47	$1.11	**

  *  Expenses are equal to the Fund's annualized expense ratios of 1.23%, 1.81%, 1.48% and 0.96% for Class A, Class B, Class L and Class I, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.46%, 2.09%, 1.71% and 1.20% for Class A, Class B, Class L and Class I, respectively.

  **  Expenses are equal to the Fund's annualized expense ratio of 0.84% for Class IS, multiplied by the average account value over the period, multiplied by 48/365 (to reflect the actual days in the period). If the Fund had borne all of its expenses, the annualized expense ratio would have been 1.91% for Class IS.

  @@  Effective February 25, 2013 Class C shares were renamed Class L shares.

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator (as defined herein) under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser, the Sub-Adviser and the Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2012, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were below its peer group average. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2013

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Corporate Bonds (45.9%)
		Australia (1.4%)
		Energy
EUR	300	Santos Finance Ltd.	8.25	(a)%	09/22/70	$456,611
		Finance
	$250	Goodman Funding Pty Ltd. (b)	6.375		04/15/21	281,161
	325	Macquarie Group Ltd. (b)(c)	6.00		01/14/20	357,930
						639,091
		Total Australia				1,095,702
		Brazil (0.8%)
		Finance
	500	Caixa Economica Federal	3.50		11/07/22	438,125
		Industrials
	200	Odebrecht Finance Ltd.	5.125		06/26/22	200,500
		Total Brazil				638,625
		Canada (0.9%)
		Basic Materials
	60	Barrick Gold Corp.	4.10		05/01/23	54,524
		Consumer, Cyclical
	250	Air Canada (b)(c)	6.75		10/01/19	255,938
		Energy
	250	Lightstream Resources Ltd. (b)	8.625		02/01/20	251,875
		Industrials
	131	Tervita Corp. (b)	8.00		11/15/18	136,895
		Total Canada				699,232
		Cayman Islands (0.1%)
		Finance
CNY	500	Shui On Land Ltd.	4.50		09/29/15	81,159
		Chile (0.4%)
		Communications
	$200	ENTEL Chile SA (b)(c)	4.875		10/30/24	200,527
		Finance
CLP	50,000	Banco Santander Chile	6.50		09/22/20	97,511
		Total Chile				298,038

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2013 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		China (0.8%)
		Diversified
HKD	2,000	Wharf Finance 2014 Ltd.	2.30%		06/07/14	$262,157
		Finance
	$100	Billion Express Investments Ltd.	0.75		10/18/15	104,525
HKD	2,000	Tong Jie Ltd.	0.00	(d)	02/18/18	266,348
						370,873
		Total China				633,030
		Denmark (0.0%) (e)
		Finance
DKK	(f)	Nordea Kredit Realkreditaktieselskab, Series ANN	5.00		07/01/29	5
	89	Realkredit Danmark A/S	6.00		10/01/29	18,524
		Total Denmark				18,529
		France (1.2%)
		Consumer, Non-Cyclical
EUR	250	Europcar Groupe SA	11.50		05/15/17	397,141
		Finance
	200	AXA SA	5.25	(a)	04/16/40	296,958
	$225	Societe Generale SA (b)(c)	5.20		04/15/21	248,359
						545,317
		Total France				942,458
		Germany (3.2%)
		Consumer, Non-Cyclical
EUR	140	Celesio Finance B.V.	4.00		10/18/16	201,637
		Finance
	100	Aabar Investments PJSC	4.00		05/27/16	159,060
	200	Allianz Finance II BV	5.75	(a)	07/08/41	310,573
	400	Commerzbank AG	7.75		03/16/21	601,483
AUD	1,000	KFW, MTN	3.75		07/18/18	936,517
EUR	100	Muenchener Rueckversicherungs AG	6.25	(a)	05/26/42	163,064
						2,170,697
		Utilities
GBP	100	RWE AG	7.00	(a)	(g)	171,095
		Total Germany				2,543,429

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2013 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Greece (0.3%)
		Industrials
	$248	DryShips, Inc.	5.00%		12/01/14	$236,840
		India (0.5%)
		Basic Materials
	200	Vedanta Resources PLC (b)(c)	7.125		05/31/23	191,500
		Communications
	200	Bharti Airtel International Netherlands BV (b)	5.125		03/11/23	189,500
		Total India				381,000
		Indonesia (0.6%)
		Energy
	520	Indo Energy Finance II BV (b)	6.375		01/24/23	458,900
		Italy (2.3%)
		Communications
EUR	75	Telecom Italia Finance SA	7.75		01/24/33	114,951
	$250	Wind Acquisition Finance SA (b)	11.75		07/15/17	265,938
						380,889
		Energy
EUR	200	Eni SpA, Series GALP	0.25		11/30/15	287,707
		Finance
	$400	Intesa Sanpaolo SpA (b)(c)	6.50		02/24/21	440,726
EUR	250	UniCredit SpA	4.875		03/07/17	365,333
						806,059
		Utilities
	$375	Enel Finance International N.V. (b)(c)	5.125		10/07/19	402,846
		Total Italy				1,877,501
		Japan (0.3%)
		Technology
JPY	23,000	Nomura Research Institute Ltd., Series 1	0.00	(d)	03/31/14	238,584
		Korea, Republic of (0.1%)
		Technology
	$100	SK Hynix, Inc.	2.65		05/14/15	117,250

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2013 continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Luxembourg (0.4%)
		Consumer, Cyclical
EUR	100	Bormioli Rocco Holdings SA	10.00%	08/01/18	$151,052
		Industrials
	150	Ardagh Glass Finance PLC	8.75	02/01/20	212,787
		Total Luxembourg			363,839
		Mexico (0.3%)
		Industrials
	$240	Cemex SAB de CV (b)(c)	6.50	12/10/19	244,200
		Netherlands (1.6%)
		Consumer, Cyclical
	400	Playa Resorts Holding BV (b)	8.00	08/15/20	425,500
		Finance
EUR	250	ABN AMRO Bank N.V.	6.375	04/27/21	390,492
	$475	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.95	11/09/22	465,177
					855,669
		Total Netherlands			1,281,169
		Norway (0.3%)
		Diversified
	200	Siem Industries, Inc., Series SUBC	1.00	09/12/19	213,180
		Portugal (0.6%)
		Utilities
	425	EDP Finance BV (b)(c)	6.00	02/02/18	450,500
		Russia (1.8%)
		Communications
	480	Vimpel Communications Via VIP Finance Ireland Ltd., OJSC	7.748	02/02/21	526,800
		Energy
	100	Lukoil International Finance BV	2.625	06/16/15	111,850
		Finance
	230	Credit Bank of Moscow Via CBOM Finance PLC (b)	8.70	11/13/18	225,975
RUB	13,600	Gazprombank OJSC Via GPB Eurobond Finance PLC	7.875	07/25/16	423,850
					649,825

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2013 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Industrials
	$200	TMK OAO Via TMK Capital SA (b)(c)	6.75%		04/03/20	$196,000
		Total Russia				1,484,475
		Singapore (0.6%)
		Consumer, Non-Cyclical
	200	Global A&T Electronics Ltd. (b)(c)	10.00		02/01/19	161,500
	200	Golden Agri-Resources Ltd.	2.50		10/04/17	193,250
	100	Olam International Ltd.	6.00		10/15/16	98,750
		Total Singapore				453,500
		Spain (1.4%)
		Communications
	300	Nara Cable Funding Ltd. (b)	8.875		12/01/18	318,750
		Finance
EUR	200	CaixaBank	3.25		01/22/16	280,162
		Industrials
	200	Ferrovial Emisiones SA	3.375		01/30/18	284,911
		Utilities
	$225	Iberdrola Finance Ireland Ltd. (b)	5.00		09/11/19	245,364
		Total Spain				1,129,187
		Switzerland (1.0%)
		Finance
EUR	150	Cloverie PLC for Zurich Insurance Co., Ltd.	7.50	(a)	07/24/39	248,002
	$500	Credit Suisse AG (b)	6.50		08/08/23	534,950
		Total Switzerland				782,952
		Turkey (0.4%)
		Finance
	300	Finansbank AS	5.50		05/11/16	304,470
		United Kingdom (1.7%)
		Finance
EUR	250	Barclays Bank PLC	6.00		01/14/21	388,668
	225	Lloyds Bank PLC	6.50		03/24/20	357,905
	$320	Royal Bank of Scotland Group PLC	6.125		12/15/22	331,994
						1,078,567

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2013 continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Industrials
$300	CEVA Group PLC (b)	8.375%	12/01/17	$312,000
	Total United Kingdom			1,390,567
	United States (22.9%)
	Basic Materials
150	American Gilsonite Co. (b)	11.50	09/01/17	156,375
250	Exopack Holdings SA (b)(h)	7.875	11/01/19	250,625
200	Prince Mineral Holding Corp. (b)	11.50	12/15/19	223,000
83	United States Steel Corp.	4.00	05/15/14	86,891
				716,891
	Communications
265	CCO Holdings LLC/ CCO Holdings Capital Corp.	6.50	04/30/21	276,925
200	CSC Holdings LLC	8.625	02/15/19	237,500
250	GXS Worldwide, Inc. (c)	9.75	06/15/15	256,562
350	Harron Communications LP/ Harron Finance Corp. (b)	9.125	04/01/20	390,250
250	inVentiv Health, Inc. (b)(c)	9.00	01/15/18	263,125
300	Midcontinent Communications & Midcontinent Finance Corp. (b)	6.25	08/01/21	304,500
151	Priceline.com, Inc. (b)(c)	0.35	06/15/20	165,345
				1,894,207
	Consumer, Cyclical
400	Allied Specialty Vehicles, Inc. (b)	8.50	11/01/19	402,000
400	CCM Merger, Inc. (b)(c)	9.125	05/01/19	426,000
250	Chrysler Group LLC/CG Co-Issuer, Inc.	8.00	06/15/19	278,125
200	Exide Technologies (c)(i)(j)	8.625	02/01/18	157,000
300	HD Supply, Inc. (b)(c)	7.50	07/15/20	317,250
52	Iconix Brand Group, Inc.	2.50	06/01/16	67,568
441	INTCOMEX, Inc.	13.25	12/15/14	429,975
86	International Game Technology (c)	3.25	05/01/14	95,137
400	Logan's Roadhouse, Inc. (c)	10.75	10/15/17	354,000
200	MGM Resorts International	7.75	03/15/22	227,500
3,904	Resort at Summerlin LP, Series B (i)(j)(k)(l)(m)	13.00	12/15/07	0
345	Rite Aid Corp. (c)	6.75	06/15/21	366,562
400	RSI Home Products, Inc. (b)	6.875	03/01/18	422,000
				3,543,117

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2013 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Consumer, Non-Cyclical
$243	Archer-Daniels-Midland Co. (c)	0.875%		02/15/14	$252,872
545	Armored Autogroup, Inc.	9.25		11/01/18	495,269
250	Cenveo Corp.	8.875		02/01/18	253,125
200	Jaguar Holding Co., I (b)(k)	9.375		10/15/17	213,000
106	Jarden Corp. (b)(c)	1.875		09/15/18	140,715
230	Kindred Healthcare, Inc. (c)	8.25		06/01/19	248,400
227	PHH Corp.	4.00		09/01/14	249,842
44	Salix Pharmaceuticals Ltd.	1.50		03/15/19	57,832
300	ServiceMaster Co. (c)	8.00		02/15/20	309,000
					2,220,055
	Energy
150	Crestwood Midstream Partners LP/ Crestwood Midstream Finance Corp. (c)	7.75		04/01/19	162,375
400	PetroQuest Energy, Inc.	10.00		09/01/17	414,000
					576,375
	Finance
104	Annaly Capital Management, Inc.	5.00		05/15/15	105,885
99	Ares Capital Corp.	5.75		02/01/16	106,858
250	DPL, Inc.	7.25		10/15/21	261,250
150	Genworth Holdings, Inc.	7.20		02/15/21	177,013
455	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	498,537
325	ING US, Inc.	5.65	(a)	05/15/53	310,544
350	Jefferies Finance LLC/ JFIN Co-Issuer Corp. (b)	7.375		04/01/20	361,375
300	Jefferies LoanCore LLC/ JLC Finance Corp. (b)	6.875		06/01/20	298,500
400	KCG Holdings, Inc. (b)	8.25		06/15/18	409,000
250	Kennedy-Wilson, Inc.	8.75		04/01/19	276,250
200	Merrill Lynch & Co., Inc.	6.11		01/29/37	214,742
125	Nationwide Financial Services, Inc. (b)	5.375		03/25/21	134,708
275	Nuveen Investments, Inc. (b)	9.125		10/15/17	268,125
395	Prudential Financial, Inc.	5.625	(a)	06/15/43	395,494
					3,818,281
	Industrials
180	Atkore International, Inc.	9.875		01/01/18	195,300
250	Cequel Communications Holdings I LLC/ Cequel Capital Corp. (b)(c)	6.375		09/15/20	260,625

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2013 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$250	Consolidated Container Co., LLC/ Consolidated Container Capital, Inc. (b)(c)	10.125%		07/15/20	$271,250
EUR	375	GE Capital Trust II	5.50	(a)	09/15/67	537,781
	$116	General Cable Corp.	5.00	(n)	11/15/29	134,995
	200	Kratos Defense & Security Solutions, Inc.	10.00		06/01/17	219,000
	400	Marquette Transportation Co./ Marquette Transportation Finance Corp.	10.875		01/15/17	427,500
	300	Navios Maritime Holdings, Inc./ Navios Maritime Finance II US, Inc.	8.125		02/15/19	306,000
	250	Nuverra Environmental Solutions, Inc.	9.875		04/15/18	255,625
	150	Pretium Packaging LLC/ Pretium Finance, Inc.	11.50		04/01/16	162,750
	250	Sequa Corp. (b)	7.00		12/15/17	252,500
	400	Tekni-Plex, Inc. (b)	9.75		06/01/19	454,000
	79	Trinity Industries, Inc. (c)	3.875		06/01/36	102,848
	250	Zachry Holdings, Inc. (b)(c)	7.50		02/01/20	261,250
						3,841,424
		Technology
	250	First Data Corp. (b)	10.625		06/15/21	269,688
	300	Infor US, Inc.	9.375		04/01/19	340,500
	112	Intel Corp. (c)	2.95		12/15/35	126,910
	123	Lam Research Corp. (c)	1.25		05/15/18	154,058
	41	Nuance Communications, Inc.	2.75		11/01/31	40,231
	217	ON Semiconductor Corp., Series B (c)	2.625		12/15/26	235,309
	119	Salesforce.com, Inc. (b)(c)	0.25		04/01/18	130,156
	75	SanDisk Corp.	1.50		08/15/17	110,344
						1,407,196
		Utilities
	250	AES Corp.	7.375		07/01/21	284,375
		Total United States				18,301,921
		Total Corporate Bonds (Cost $38,850,467)				36,660,237
		Sovereign (31.2%)
		Australia (1.5%)
AUD	1,100	Australia Government Bond	5.75		05/15/21	1,174,561
		Bermuda (0.7%)
	$530	Bermuda Government International Bond (b)	4.854		02/06/24	527,483

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2013 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Brazil (1.4%)
BRL	2,750	Brazilian Government International Bond	8.50%		01/05/24	$1,126,295
		Canada (2.5%)
CAD	1,950	Canadian Government Bond	3.25		06/01/21	2,016,393
		Germany (2.2%)
EUR	1,000	Bundesrepublik Deutschland	4.25		07/04/39	1,780,637
		Greece (1.4%)
	1,320	Hellenic Republic Government Bond	2.00	(n)	02/24/25	1,135,736
		Indonesia (1.5%)
	$400	Majapahit Holding BV	7.75		01/20/20	461,000
	352	Pertamina Persero PT (b)	4.875		05/03/22	339,680
	400	Perusahaan Listrik Negara PT (c)	5.50		11/22/21	404,000
		Total Indonesia				1,204,680
		Ireland (0.8%)
EUR	460	Ireland Government Bond	3.90		03/20/23	646,484
		Italy (3.0%)
	900	Italy Buoni Poliennali Del Tesoro	4.00		09/01/20	1,277,574
	750	Italy Buoni Poliennali Del Tesoro	5.50		11/01/22	1,142,699
		Total Italy				2,420,273
		Kazakhstan (1.0%)
	$450	KazMunayGas National Co., JSC (b)	5.75		04/30/43	410,017
	340	KazMunayGas National Co., JSC (b)(c)	6.375		04/09/21	378,675
		Total Kazakhstan				788,692
		Korea, Republic of (0.3%)
	200	Korea Finance Corp.	4.625		11/16/21	216,728
		Mexico (3.0%)
MXN	9,500	Mexican Bonos	5.00		06/15/17	737,071
	13,400	Mexican Bonos	7.50		06/03/27	1,124,122
	$500	Petroleos Mexicanos	4.875		01/24/22	521,250
		Total Mexico				2,382,443
		Poland (1.5%)
PLN	3,200	Poland Government Bond	5.75		10/25/21	1,158,310

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2013 continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Portugal (2.6%)
EUR	625	Portugal Obrigacoes do Tesouro OT (b)	3.35%	10/15/15	$846,448
	970	Portugal Obrigacoes do Tesouro OT (b)	5.65	02/15/24	1,255,089
		Total Portugal			2,101,537
		Russia (1.9%)
RUB	13,000	Russian Federal Bond - OFZ	8.15	02/03/27	430,891
	$1,000	Vnesheconombank Via VEB Finance PLC (b)(c)	6.025	07/05/22	1,067,500
		Total Russia			1,498,391
		Slovenia (0.4%)
	290	Slovenia Government International Bond (b)	5.85	05/10/23	284,200
		South Africa (0.8%)
	650	Eskom Holdings SOC Ltd. (b)	5.75	01/26/21	661,375
		Spain (1.8%)
EUR	1,000	Spain Government Bond (b)	4.40	10/31/23	1,397,871
		Ukraine (0.7%)
	$430	Ukraine Government International Bond (b)(c)	7.50	04/17/23	375,175
	220	Ukraine Railways via Shortline PLC (b)	9.50	05/21/18	189,200
		Total Ukraine			564,375
		United Kingdom (1.9%)
GBP	845	United Kingdom Gilt	4.25	09/07/39	1,549,432
		Venezuela (0.3%)
	$300	Petroleos de Venezuela SA	8.50	11/02/17	270,000
		Total Sovereign (Cost $25,030,756)			24,905,896
		Agency Fixed Rate Mortgages (0.4%)
	3	Federal Home Loan Mortgage Corporation, Gold Pools:	6.50	02/01/29 - 10/01/32	2,901
		Federal National Mortgage Association, Conventional Pools:
	118		6.50	05/01/28 - 09/01/32	133,145
	10		7.00	08/01/29 - 11/01/32	10,538

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2013 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Government National Mortgage Association, Various Pools:
$25		7.50%		07/20/25	$28,800
127		8.00		01/15/22 - 05/15/30	138,472
	Total Agency Fixed Rate Mortgages (Cost $286,320)				313,856
	Asset-Backed Security (0.5%)
385	GSAA Home Equity Trust (Cost $375,113)	4.649	(a)	06/25/34	409,076
	Commercial Mortgage-Backed Securities (0.9%)
136	CGBAM Commercial Mortgage Trust (b)	3.033	(a)	05/15/30	136,672
202	COMM Mortgage Trust (b)	4.261	(a)	07/10/45	193,506
400	GS Mortgage Securities Corp. II (b)	3.773	(a)	11/08/29	401,943
	Total Commercial Mortgage-Backed Securities (Cost $722,814)				732,121
	Collateralized Mortgage Obligation - Agency Collateral Series (0.6%)
1,904	Federal National Mortgage Association, IO REMIC (Cost $313,729)	6.38	(a)	08/25/41	458,866
	Mortgages - Other (15.6%)
	Alternative Loan Trust
291		5.50		11/25/35	252,091
79		5.50		02/25/36	68,655
280		6.00		04/25/36	228,510
156		6.00		05/25/36	129,915
240		6.00		12/25/36	180,010
115		6.00		01/25/37	94,665
525		6.00		07/25/37	449,155
	PAC
45		5.50		02/25/36	39,423
427		5.50		04/25/37	320,944
146		6.00		04/25/36	121,916
332	American Home Mortgage Investment Trust (b)	6.10		01/25/37	220,126
	Banc of America Alternative Loan Trust
555		5.913	(a)	10/25/36	424,391
677		6.226		10/25/36	527,518
181	Banc of America Funding Trust	6.00		07/25/37	143,001
477	BCAP LLC Trust	0.31	(a)	04/25/37	415,199

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2013 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Chase Mortgage Finance Trust
$444		6.00%		10/25/36	$399,278
419		6.00		11/25/36	358,246
288	CHL Mortgage Pass-Through Trust	0.47	(a)	04/25/46	60,135
1,184	CSMC Mortgage-Backed Trust	5.837	(a)	04/25/37	641,793
	First Horizon Alternative Mortgage Securities Trust
112		6.00		08/25/36	98,543
203		6.25		08/25/36	172,910
242	GSMSC Pass-Through Trust (b)	7.50	(a)	09/25/36	213,554
	GSR Mortgage Loan Trust
185		2.729	(a)	10/25/35	169,597
77		2.864	(a)	05/25/35	70,730
545	IndyMac INDX Mortgage Loan Trust	5.041	(a)	12/25/35	463,491
	JP Morgan Alternative Loan Trust
580		6.00		12/25/35	510,175
110		6.00		12/25/35	96,562
612		6.00		08/25/36	551,326
	Lehman Mortgage Trust
109		5.50		11/25/35	103,246
346		5.50		02/25/36	340,415
543		6.50		09/25/37	449,435
227	Luminent Mortgage Trust	0.34	(a)	10/25/46	79,736
315	Opteum Mortgage Acceptance Corp. Trust	0.47	(a)	04/25/36	254,797
	RALI Trust
614		0.35	(a)	12/25/36	433,166
284		0.67	(a)	03/25/35	200,378
283		6.00		04/25/36	227,685
407		6.00		08/25/36	315,366
119		6.00		01/25/37	93,852
	PAC
156		6.00		04/25/36	124,982
438	STARM Mortgage Loan Trust	5.634	(a)	10/25/37	411,668
	Washington Mutual Mortgage Pass-Through Certificates Trust
890		0.43	(a)	12/25/35	693,656
1,026		0.913	(a)	04/25/47	749,302
707		0.989	(a)	05/25/47	553,444
	Total Mortgages - Other (Cost $11,734,360)				12,452,987

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2013 continued

NUMBER OF SHARES				VALUE
	Convertible Preferred Stocks (0.7%)
	Aerospace & Defense
2,550	United Technologies Corp. (Units) (c) (o)			$161,364
	Commercial Banks
103	Wells Fargo & Co., Series L			117,317
	Electric Utilities
2,900	NextEra Energy, Inc.			164,314
2,150	PPL Corp.			113,520
				277,834
	Total Convertible Preferred Stocks (Cost $527,325)			556,515
PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE
	Short-Term Investments (14.2%)
	U.S. Treasury Securities (0.1%)
	U.S. Treasury Bills
$5	(p) (q)	0.032%	01/30/14	4,999
5	(p) (q)	0.062	01/30/14	5,000
50	(p) (q)	0.067	01/30/14	49,996
	Total U.S. Treasury Securities (Cost $59,991)			59,995

NUMBER OF SHARES (000)
Securities held as Collateral on Loaned Securities (12.0%)
Investment Company (9.7%)
7,694	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $7,694,037)	7,694,037

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2013 continued

PRINCIPAL AMOUNT (000)			VALUE
	Repurchase Agreement (2.3%)
$1,863	Barclays Capital, Inc. (0.09%, dated 10/31/13, due 11/01/13; proceeds $1,863,165; fully collateralized by U.S. Government Agencies; Zero Coupon - 0.88% due 02/20/14 - 01/31/17; valued at $1,900,426) (Cost $1,863,161)		$1,863,161
	Total Securities held as Collateral on Loaned Securities (Cost $9,557,198)		9,557,198
NUMBER OF SHARES (000)
	Investment Company (2.1%)
1,688	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $1,688,458)		1,688,458
	Total Short-Term Investments (Cost $11,305,647)		11,305,651
	Total Investments (Cost $89,146,531) (r)	110.0%	87,795,205
	Liabilities in Excess of Other Assets	(10.0)	(8,011,332)
	Net Assets	100.0%	$79,783,873

  IO  Interest Only.

  MTN  Medium Term Note.

  OFZ  Obilgatsyi Federal'novo Zaima (Russian Federal Loan Obligation).

  OJSC  Open Joint Stock Company.

  PAC  Planned Amortization Class.

  PJSC  Public Joint Stock Company.

  REMIC  Real Estate Mortgage Investment Conduit.

  (a)  Variable/Floating Rate Security - Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on October 31, 2013.

  (b)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (c)  All or a portion of this security was on loan at October 31, 2013.

  (d)  Capital appreciation bond.

  (e)  Amount is less than 0.05%.

  (f)  Par less than $500.

  (g)  Perpetual - One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of October 31, 2013.

  (h)  When-issued security.

  (i)  Issuer in bankruptcy.

  (j)  Non-income producing security; bond in default.

  (k)  Payment-in-kind security.

  (l)  Acquired through exchange offer.

  (m)  At October 31, 2013, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (n)  Multi-step coupon rate changes in predetermined increments to maturity. Rate disclosed is as of October 31, 2013. Maturity date disclosed is the ultimate maturity date.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2013 continued

  (o)  Consists of one or more classes of securities traded together as a unit.

  (p)  Rate shown is the yield to maturity at October 31, 2013.

  (q)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

  (r)  Securities are available for collateral in connection with purchase of a when-issued security, open foreign currency forward exchange contracts, futures contracts and swap agreements.

Foreign Currency Forward Exchange Contracts Open at October 31, 2013:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Commonwealth Bank of Australia	GBP	245,000		$393,180	11/05/13	$350
Credit Suisse London Branch (GFX)		$525,381	EUR	380,568	11/05/13	(8,664)
Credit Suisse London Branch (GFX)		$134,068	PLN	406,270	11/05/13	(2,177)
Deutsche Bank AG	RUB	13,600,000		$418,558	11/05/13	(5,504)
Deutsche Bank AG		$68,659	BRL	150,000	11/05/13	(1,717)
HSBC Bank PLC	AUD	2,062,915		$1,921,832	11/05/13	(27,805)
HSBC Bank PLC	CAD	463,327		$449,715	11/05/13	5,386
HSBC Bank PLC	HKD	4,054,145		$522,777	11/05/13	(138)
HSBC Bank PLC	SEK	4,946,599		$768,505	11/05/13	5,165
HSBC Bank PLC		$2,731,395	GBP	1,687,272	11/05/13	(26,044)
HSBC Bank PLC		$318,541	GBP	200,000	11/05/13	2,137
HSBC Bank PLC		$320,150	GBP	200,000	11/05/13	528
HSBC Bank PLC		$3,409,473	JPY	335,042,073	11/05/13	(2,150)
HSBC Bank PLC		$399,436	KRW	425,000,000	11/05/13	1,194
JPMorgan Chase Bank	CAD	1,252,129		$1,212,392	11/05/13	11,602
JPMorgan Chase Bank	GBP	1,842,272		$2,955,627	11/05/13	1,752
JPMorgan Chase Bank	JPY	415,042,073		$4,221,897	11/05/13	988
JPMorgan Chase Bank	KRW	1,375,000,000		$1,298,395	11/05/13	2,238
JPMorgan Chase Bank	MXN	15,467,474		$1,174,355	11/05/13	(11,048)
JPMorgan Chase Bank	NZD	368,692		$304,851	11/05/13	332
JPMorgan Chase Bank		$796,246	CAD	820,000	11/05/13	(9,868)
JPMorgan Chase Bank		$245,181	CHF	220,000	11/05/13	(2,715)
JPMorgan Chase Bank		$641,092	EUR	474,480	11/05/13	3,134
JPMorgan Chase Bank		$825,069	JPY	80,000,000	11/05/13	(11,482)
JPMorgan Chase Bank		$1,188,192	MXN	15,467,474	11/05/13	(2,790)
State Street Bank London		$159,206	BRL	345,000	11/05/13	(5,240)
UBS AG	BRL	2,670,000		$1,173,162	11/05/13	(18,407)
UBS AG	CAD	108,270		$103,818	11/05/13	(13)
UBS AG	CHF	220,000		$243,302	11/05/13	836
UBS AG	EUR	301,756	NOK	2,440,000	11/05/13	149
UBS AG	EUR	568,047		$768,519	11/05/13	(2,748)
UBS AG	EUR	416,178		$566,631	11/05/13	1,564
UBS AG	NOK	8,049,720		$1,352,894	11/05/13	743
UBS AG	RUB	15,031,000		$462,464	11/05/13	(6,219)
UBS AG	SEK	2,963,401		$457,999	11/05/13	699
UBS AG		$993,831	BRL	2,175,000	11/05/13	(23,171)
UBS AG		$650,119	CAD	678,796	11/05/13	845

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2013 continued

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
UBS AG		$103,816	CAD	108,270	11/05/13	$15
UBS AG		$95,690	EUR	70,380	11/05/13	(132)
UBS AG		$522,920	HKD	4,054,145	11/05/13	(5)
UBS AG		$881,466	KRW	950,000,000	11/05/13	14,061
UBS AG		$126,323	PLN	389,012	11/05/13	(35)
UBS AG		$895,138	RUB	28,631,000	11/05/13	(2,393)
Wells Fargo Bank	EUR	165,823		$227,054	11/05/13	1,907
Wells Fargo Bank	NOK	2,440,000	EUR	299,208	11/05/13	(3,609)
Wells Fargo Bank	PLN	1,029,018		$328,754	11/05/13	(5,304)
Wells Fargo Bank		$111,179	AUD	115,107	11/05/13	(2,393)
Wells Fargo Bank		$1,846,912	AUD	1,947,808	11/05/13	(6,061)
Wells Fargo Bank		$210,675	CAD	216,660	11/05/13	(2,898)
Wells Fargo Bank		$1,334,824	NOK	8,049,720	11/05/13	17,328
Wells Fargo Bank		$305,909	NZD	368,692	11/05/13	(1,391)
Wells Fargo Bank		$76,700	PLN	233,736	11/05/13	(820)
Wells Fargo Bank		$1,213,678	SEK	7,910,000	11/05/13	6,962
Westpac Banking Corporation		$403,967	EUR	295,000	11/05/13	(3,430)
JPMorgan Chase Bank	MXN	15,467,474		$1,185,411	12/04/13	2,728
JPMorgan Chase Bank		$2,955,010	GBP	1,842,272	12/04/13	(1,776)
JPMorgan Chase Bank		$4,222,503	JPY	415,042,073	12/04/13	(996)
JPMorgan Chase Bank		$1,295,679	KRW	1,375,000,000	12/04/13	(2,291)
JPMorgan Chase Bank		$304,256	NZD	368,692	12/04/13	(339)
UBS AG	BRL	2,175,000		$987,290	12/04/13	23,408
UBS AG	CAD	678,796		$649,628	12/04/13	(864)
UBS AG	HKD	4,054,145		$522,942	12/04/13	(11)
UBS AG	NOK	2,440,000	EUR	301,415	12/04/13	(152)
UBS AG	PLN	389,012		$126,072	12/04/13	15
UBS AG	RUB	28,631,000		$890,655	12/04/13	2,428
UBS AG		$566,662	EUR	416,178	12/04/13	(1,559)
UBS AG		$1,351,447	NOK	8,049,720	12/04/13	(726)
UBS AG		$457,673	SEK	2,963,401	12/04/13	(692)
Wells Fargo Bank	AUD	1,947,808		$1,843,390	12/04/13	6,022
	Net Unrealized Depreciation					$(91,261)

Futures Contracts Open at October 31, 2013:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
49	Long	U.S. Treasury 2 yr. Note, Dec-13	$10,800,672	$33,688
29	Long	U.S. Treasury Ultra Long Bond, Dec-13	4,178,719	85,193

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2013 continued

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
7	Long	U.S. Treasury Long Bond, Dec-13	$943,687	$21,219
5	Long	UK Long Gilt Bond, Dec-13	891,971	12,667
6	Long	Australian 10yr. Bond, Dec-13	660,835	1,272
3	Long	U.S. Treasury 5 yr. Note, Dec-13	365,063	5,953
55	Short	U.S. Treasury 10 yr. Note, Dec-13	(7,004,766)	(157,240)
		Net Unrealized Appreciation		$2,752

Credit Default Swap Agreements Open at October 31, 2013:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†
								(unaudited)
Barclays Bank Alcoa, Inc.	Buy	$400	1.00%	9/20/18	$(19,637)	$41,823	$22,186	BBB-
Barclays Bank Yum! Brands, Inc.	Buy	400	1.00	12/20/18	(1,346)	(6,942)	(8,288)	BBB
Barclays Bank Quest Diagnostics Inc.	Buy	395	1.00	12/20/18	3,446	—	3,446	BBB+
JPMorgan Chase CDX.NA.IG.20	Sell	2,000	1.00	6/20/18	23,326	11,046	34,372	NR
JPMorgan Chase CDX.NA.IG.20	Sell	180	1.00	6/20/18	982	2,111	3,093	NR
JPMorgan Chase Kohl's Corporation	Buy	475	1.00	6/20/18	(25,652)	26,996	1,344	BBB+
Morgan Stanley & Co., LLC* CDX.NA.IG.20	Sell	395	1.00	6/20/18	6,728	12	6,740	NR
Morgan Stanley & Co., LLC* CDX.NA.IG.21	Sell	400	1.00	12/20/18	97	5,699	5,796	NR
Total Credit Default Swaps		$4,645			$(12,056)	$80,745	$68,689

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2013 continued

Interest Rate Swap Agreements Open at October 31, 2013:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)		FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America		$1,480	3 Month LIBOR	Receive	2.04%	02/13/23	$60,992
Deutsche Bank	NZD	22,440	3 Month NZBBR	Pay	4.14	07/27/16	(48,741)
Deutsche Bank		$1,085	3 Month LIBOR	Receive	2.80	05/01/43	151,629
Goldman Sachs		1,960	3 Month LIBOR	Receive	2.09	02/15/23	72,377
Morgan Stanley & Co., LLC*		10,337	3 Month LIBOR	Receive	0.48	08/01/15	(23,745)
Royal Bank of Canada		2,080	3 Month LIBOR	Receive	2.06	02/06/23	81,042
UBS AG		1,100	3 Month LIBOR	Receive	2.90	05/13/43	132,800
Net Unrealized Appreciation							$426,354

  †  Credit rating as issued by Standard & Poor's.

  *  Centrally cleared swap agreement, the broker for which is Morgan Stanley & Co., LLC.

  LIBOR  London Interbank Offered Rate.

  NZBBR  New Zealand Bank Bill Rate.

Currency Abbreviations:

AUD  Australian Dollar.

BRL  Brazilian Real.

CAD  Canadian Dollar.

CHF  Swiss Franc.

CLP  Chilean Peso.

CNY  Chinese Yuan Renminbi.

DKK  Danish Krone.

EUR  Euro.

GBP  British Pound.

HKD  Hong Kong Dollar.

JPY  Japanese Yen.

KRW  South Korean Won.

MXN  Mexican New Peso.

NOK  Norwegian Krone.

NZD  New Zealand Dollar.

PLN  Polish Zloty.

RUB  Russian Ruble.

SEK  Swedish Krona.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements

Statement of Assets and Liabilities October 31, 2013

Assets:
Investments in securities, at value (cost $79,764,036) (Including $9,372,463 for securities loaned)	$78,412,710
Investment in affiliate, at value (cost $9,382,495)	9,382,495
Total investments in securities, at value (cost $89,146,531)	87,795,205
Unrealized appreciation on open swap agreements	526,594
Unrealized appreciation on open foreign currency forward exchange contracts	114,516
Cash	200,364
Receivable from Adviser	67,129
Receivable for:
Interest	1,089,908
Investments sold	299,424
Variation margin on open futures contracts	172,860
Premium paid on open swap agreements	81,976
Foreign withholding taxes reclaimed	29,193
Shares of beneficial interest sold	26,605
Dividends	4,742
Interest and dividends from affiliates	51
Prepaid expenses and other assets	2,353
Total Assets	90,410,920
Liabilities:
Collateral on securities loaned, at value	9,557,198
Unrealized depreciation on open swap agreements	95,376
Unrealized depreciation on open foreign currency forward exchange contracts	205,777
Payable for:
Shares of beneficial interest redeemed	281,057
Investments purchased	249,890
Transfer agent fee	41,754
Dividends to shareholders	25,910
Distribution fee	18,591
Premium received on open swap agreements	6,942
Variation margin on open swap agreements	1,001
Accrued expenses and other payables	143,551
Total Liabilities	10,627,047
Net Assets	$79,783,873
Composition of Net Assets:
Paid-in-capital	$177,455,507
Net unrealized depreciation	(1,019,328)
Accumulated undistributed net investment income	72,847
Accumulated net realized loss	(96,725,153)
Net Assets	$79,783,873
Class A Shares:
Net Assets	$68,732,479
Shares Outstanding (unlimited shares authorized, $0.01 par value)	12,156,333
Net Asset Value Per Share	$5.65
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$5.90
Class B Shares:
Net Assets	$1,969,049
Shares Outstanding (unlimited shares authorized, $0.01 par value)	347,159
Net Asset Value Per Share	$5.67
Class L Shares:*
Net Assets	$5,941,913
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,051,047
Net Asset Value Per Share	$5.65
Class I Shares:
Net Assets	$3,130,143
Shares Outstanding (unlimited shares authorized, $0.01 par value)	548,548
Net Asset Value Per Share	$5.71
Class IS Shares:
Net Assets	$10,289
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,802
Net Asset Value Per Share	$5.71

*  Effective February 25, 2013, Class C shares were renamed Class L shares.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statement of Operations For the year ended October 31, 2013

Net Investment Income: Income
Interest	$4,821,051
Dividends	51,755
Income from securities loaned - net	25,242
Dividends from affiliate (Note 6)	2,324
Total Income	4,900,372
Expenses
Advisory fee (Note 4)	275,201
Distribution fee (Class A shares) (Note 5)	183,889
Distribution fee (Class B shares) (Note 5)	26,134
Distribution fee (Class L shares) (Note 5)*	40,006
Professional fees	160,002
Transfer agent fees and expenses	83,046
Transfer agent fees and expenses (Class A shares)	2,332
Transfer agent fees and expenses (Class B shares)	360
Transfer agent fees and expenses (Class L shares)*	305
Transfer agent fees and expenses (Class I shares)	219
Transfer agent fees and expenses (Class IS shares)	2
Shareholder reports and notices	83,822
Custodian fees	73,934
Registration fees	70,759
Administration fee (Note 4)	68,800
Trustees' fees and expenses	11,742
Sub transfer agent fees and expenses (Class A shares)	7,813
Sub transfer agent fees and expenses (Class B shares)	538
Sub transfer agent fees and expenses (Class L shares)*	682
Sub transfer agent fees and expenses (Class I shares)	77
Other	67,539
Total Expenses	1,157,202
Less: expenses reimbursed by Adviser (Note 4)	(66,520)
Less: waiver of Advisory fees (Note 4)	(25,544)
Less: waiver of Administration fees (Note 4)	(5,424)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(2,713)
Less: reimbursement of class specific expenses (Class B shares) (Note 4)	(435)
Less: reimbursement of class specific expenses (Class I shares) (Note 4)	(174)
Less: reimbursement of class specific expenses (Class IS shares) (Note 4)	(2)
Less: expense offset (Note 10)	(3)
Net Expenses	1,056,387
Net Investment Income	3,843,985

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statement of Operations For the year ended October 31, 2013

Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	$2,321,162
Futures contracts	(724,479)
Swap agreements	262,385
Foreign currency forward exchange contracts	(1,141,075)
Foreign currency translation	(113,787)
Net Realized Gain	604,206
Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,940,164)
Futures contracts	51,213
Swap agreements	441,021
Foreign currency forward exchange contracts	(44,437)
Foreign currency translation	(432)
Net Change in Unrealized Appreciation (Depreciation)	(1,492,799)
Net Loss	(888,593)
Net Increase	$2,955,392

*  Effective February 25, 2013, Class C shares were renamed Class L shares.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED OCTOBER 31, 2013	FOR THE YEAR ENDED OCTOBER 31, 2012
Increase (Decrease) in Net Assets: Operations:
Net investment income	$3,843,985	$4,207,152
Net realized gain	604,206	4,140,736
Net change in unrealized appreciation (depreciation)	(1,492,799)	2,216,638
Net Increase	2,955,392	10,564,526
Dividends to Shareholders from Net Investment Income:
Class A shares	(3,182,565)	(4,204,835)
Class B shares	(112,381)	(260,034)
Class L shares*	(258,322)	(313,468)
Class I shares	(131,671)	(55,419)
Class IS shares	(81)	—
Total Dividends	(3,685,020)	(4,833,756)
Net decrease from transactions in shares of beneficial interest	(10,101,564)	(6,609,148)
Net Decrease	(10,831,192)	(878,378)
Net Assets:
Beginning of period	90,615,065	91,493,443
End of Period (Including accumulated undistributed net investment income of $72,847 and $134,333, respectively)	$79,783,873	$90,615,065

*  Effective February 25, 2013, Class C shares were renamed Class L shares.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  October 31, 2013

1. Organization and Accounting Policies

Morgan Stanley Global Fixed Income Opportunities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's primary investment objective is to seek a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class L shares, Class I shares and Class IS shares. The five classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares and most Class B shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months and six years, respectively. Class L shares, Class I shares and Class IS shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class L shares incur distribution expenses.

On February 25, 2013, Class C shares were renamed Class L shares and on September 16, 2013 the Fund commenced offering of Class IS shares.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Trustees (the "Trustees"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), each a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing

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prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) swaps are marked-to-market daily based upon quotations from market makers; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; (8) short-term taxable debt securities with remaining maturities of 60 days or less at time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities' fair value, in which case these securities will be valued at their fair market value as determined by the Adviser; and (9) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE.

Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market

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existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, realized and unrealized gain (loss), and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

D. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of  such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency

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gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

E. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding, as presented on the Statement of Assets and Liabilities at October 31, 2013 were $9,372,463 and $9,557,198, respectively. The Fund received cash collateral of $9,557,198 which was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

F. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

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H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

I. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

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The following is a summary of the inputs used to value the Fund's investments as of October 31, 2013.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS		TOTAL
Assets:
Fixed Income Securities
Corporate Bonds	$—	$36,660,237	$—	†	$36,660,237
Sovereign	—	24,905,896	—		24,905,896
Agency Fixed Rate Mortgages	—	313,856	—		313,856
Asset-Backed Security	—	409,076	—		409,076
Mortgages — Other	—	12,452,987	—		12,452,987
Commercial Mortgage-Backed Securities	—	732,121	—		732,121
Collateralized Mortgage Obligation — Agency Collateral Series	—	458,866	—		458,866
Total Fixed Income Securities	—	75,933,039	—	†	75,933,039
Convertible Preferred Stocks	556,515	—	—		556,515
Short-Term Investments
U.S. Treasury Securities	—	59,995	—		59,995
Investment Company	9,382,495	—	—		9,382,495
Repurchase Agreement	—	1,863,161	—		1,863,161
Total Short-Term Investments	9,382,495	1,923,156	—		11,305,651
Foreign Currency Forward Exchange Contracts	—	114,516	—		114,516
Futures Contracts	159,992	—	—		159,992
Credit Default Swap Agreements	—	34,579	—		34,579
Interest Rate Swap Agreements	—	498,840	—		498,840
Total Assets	10,099,002	78,504,130	—	†	88,603,132
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(205,777)	—		(205,777)
Futures Contracts	(157,240)	—	—		(157,240)
Credit Default Swap Agreements	—	(46,635)	—		(46,635)
Interest Rate Swap Agreements	—	(72,486)	—		(72,486)
Total Liabilities	(157,240)	(324,898)	—		(482,138)
Total	$9,941,762	$78,179,232	$—	†	$88,120,994

†  Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of October 31, 2013, the Fund did not have any investments transfer between investment levels.

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Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bond
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation/ depreciation from investments still held as of October 31, 2013	$—

†  Includes one security which is valued at zero.

3. Derivatives

The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been

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leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts The Fund entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such currency contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin

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deposits in the event of bankruptcy of a broker with whom the Fund has open positions in the futures contract.

Swaps The Fund may enter into over-the-counter ("OTC") swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearing house rather than a bank, dealer or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. During the period these OTC swap agreements are open, payments are received from or made to the broker based upon changes in the value of the contract (variation margin). Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund enters into credit default, interest rate and other forms of swap agreements to manage exposure to credit and interest rate risks.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps". The Fund may be either the buyer or seller in a credit default swap. As the buyer in a credit default swap, the Fund would pay to the counterparty the periodic stream of payments. If no default occurs, the Fund would receive no benefit from the contract. As the seller in a credit default swap, the Fund would receive the stream of payments but would be subject to exposure on the notional amount of the swap, which it would be required to pay in the event of default. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworhiness of the issuer of the referenced debt obligation.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices

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and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) broker" in the Statement of Assets and Liabilities.

Upfront payments received or paid by the Fund will be reflected as an asset or liability in the Statement of Assets and Liabilities.

FASB ASC 815, Derivatives and Hedging: Overall ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of October 31, 2013.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin on open futures contracts	$159,992	†	Variation margin on open futures contracts	$(157,240)†
	Variation margin on open swap agreements	—		Variation margin on open swap agreements	(23,745)†
	Unrealized appreciation on open swap agreements	498,840		Unrealized depreciation on open swap agreements	(48,741)
Credit Risk	Unrealized appreciation on open swap agreements	27,754		Unrealized depreciation on open swap agreements	(46,635)
	Variation margin on open swap agreements	6,825	†	Variation margin on open swap agreements	—
Foreign Currency Risk	Unrealized appreciation on open foreign currency forward exchange contracts	114,516		Unrealized depreciation on open foreign currency exchange contracts	(205,777)
		$807,927			$(482,138)

†  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

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The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended October 31, 2013 in accordance with ASC 815.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FOREIGN CURRENCY FORWARD EXCHANGE	FUTURES	SWAPS
Interest Rate Risk	—	$(724,479)	$263,547
Credit Risk	—	—	(1,162)
Foreign Currency Risk	$(1,141,075)	—	—
Total	$(1,141,075)	$(724,479)	$262,385

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FOREIGN CURRENCY FORWARD EXCHANGE	FUTURES	SWAPS
Interest Rate Risk	—	$51,213	$450,673
Credit Risk	—	—	(9,652)
Foreign Currency Risk	$(44,437)	—	—
Total	$(44,437)	$51,213	$441,021

For the year ended October 31, 2013, the average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$53,492,557
Futures Contracts:
Average monthly original value	$24,985,366
Swap Agreements:
Average monthly notional amount	$37,046,806

4. Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.32% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Adviser and Sub-Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

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Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Under the Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser provides the Fund with advisory services, subject to the overall supervision of the Adviser and the Fund's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

Effective September 16, 2013, the Adviser and Administrator have agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.22% for Class A, 1.86% for Class B, 1.51% for Class L, 0.87% for Class I and 0.84% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when it deems such action is appropriate.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser, Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 0.85% of the average daily net assets of Class B shares; and (iii) Class L — up to 0.50% of the average daily net assets of Class L shares.

The Trustees approved an amendment to the Plan of Distribution reducing the distribution and shareholder services (12b-1) fee for the Fund's Class L shares from 0.85% to 0.50% of the average daily net assets of such Class, effective February 25, 2013.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $12,617,049 at October 31, 2013.

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In the case of Class A shares and Class L shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.50% of the average daily net assets of Class A shares or Class L, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended October 31, 2013, the distribution fee was accrued for Class A shares and Class L shares at the annual rate of 0.25% and 0.61%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2013, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $1,419, and received $18,992 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

6. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the year ended October 31, 2013, aggregated $74,728,904 and $84,383,804, respectively. Included in the aforementioned are sales of U.S. Government securities of $69,202.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the year ended October 31, 2013, advisory fees paid were reduced by $2,713 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the year ended October 31, 2013 is as follows:

VALUE OCTOBER 31, 2012	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE OCTOBER 31, 2013
$13,451,629	$51,297,910	$55,367,044	$2,324	$9,382,495

Morgan Stanley Services Company Inc., an affiliate of the Adviser, Sub-Adviser and Distributor, was the Fund's transfer agent. Effective July 1, 2013, the Trustees approved changing the transfer agent to Boston Financial Data Services, Inc.

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Notes to Financial Statements  ■  October 31, 2013 continued

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended October 31, 2013, included in "Trustees' fees and expenses" in the Statement of Operations amounted to $8,948. At October 31, 2013, the Fund had an accrued pension liability of $74,599, which is included in "Accrued expenses and other payables" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees they receive for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

7. Expense Offset

The Fund has entered into an arrangement with State Street (the "Custodian"), whereby credits realized on uninvested cash balances may be used to offset a portion of the Fund's expenses. If applicable, these custodian credits are shown as "expense offset" in the Statement of Operations.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  October 31, 2013 continued

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED OCTOBER 31, 2013		FOR THE YEAR ENDED OCTOBER 31, 2012
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	407,032	$2,325,778	544,616	$2,952,349
Conversion from Class B	378,745	2,161,666	503,908	2,771,669
Reinvestment of dividends	502,960	2,850,954	695,294	3,786,370
Redeemed	(2,739,551)	(15,571,323)	(2,745,834)	(15,010,165)
Net decrease — Class A	(1,450,814)	(8,232,925)	(1,002,016)	(5,499,777)
CLASS B SHARES
Sold	66,145	378,650	223,698	1,235,750
Conversion to Class A	(377,413)	(2,161,666)	(502,032)	(2,771,669)
Reinvestment of dividends	19,523	111,202	43,460	236,760
Redeemed	(130,839)	(754,892)	(175,324)	(960,940)
Net decrease — Class B	(422,584)	(2,426,706)	(410,198)	(2,260,099)
CLASS L SHARES*
Sold	119,121	683,204	156,806	850,147
Reinvestment of dividends	43,787	248,029	55,340	301,375
Redeemed	(294,885)	(1,664,732)	(190,115)	(1,033,731)
Net increase (decrease) — Class L	(131,977)	(733,499)	22,031	117,791
CLASS I SHARES
Sold	387,069	2,248,631	194,016	1,112,418
Reinvestment of dividends	22,868	130,547	9,807	54,213
Redeemed	(190,385)	(1,097,612)	(23,830)	(133,694)
Net increase — Class I	219,552	1,281,566	179,993	1,032,937
CLASS IS SHARES
Sold	1,802 **	10,000 **	—	—
Net decrease in Fund	(1,784,021)	$(10,101,564)	(1,210,190)	$(6,609,148)

*  Effective February 25, 2013, Class C shares were renamed Class L shares.

**  For the period September 13, 2013 through October 31, 2013.

The Trustees approved, effective February 25, 2013, the suspension of the continuous offering of Class B shares to new and existing shareholders.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  October 31, 2013 continued

9. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in ''Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31, 2013, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2013 and 2012 was as follows:

2013 DISTRIBUTIONS PAID FROM: ORDINARY INCOME	2012 DISTRIBUTIONS PAID FROM: ORDINARY INCOME
$3,685,020	$4,833,756

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  October 31, 2013 continued

Permanent differences, primarily due to losses on paydowns, swaps and foreign currency, tax adjustments on debt securities sold by the Fund and an expired capital loss carryforward, resulted in the following reclassifications among the Fund's components of net assets at October 31, 2013:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$(220,451)	$9,694,593	$(9,474,142)

At October 31, 2013, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$273,267	—

At October 31, 2013, the aggregate cost for federal income tax purposes is $89,435,444. The aggregate gross unrealized appreciation is $5,078,709 and the aggregate gross unrealized depreciation is $6,718,948 resulting in net unrealized depreciation of $1,640,239.

At October 31, 2013, the Fund had available for Federal income tax purposes capital loss carryforwards which will expire on the indicated dates:

AMOUNT	EXPIRATION
$8,250,814	October 31, 2014
14,113,199	October 31, 2016
29,800,962	October 31, 2017
44,367,385	October 31, 2018

During the year ended October 31, 2013, capital loss carryforwards of $9,474,142 expired for Federal income tax purposes.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended October 31, 2013, the Fund utilized capital loss carryforwards for U.S. Federal income tax purposes of $772,678.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  October 31, 2013 continued

10. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

11. Accounting Pronouncements

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services — Investment Companies (Topic 946) — Amendments to the Scope, Measurement, and Disclosure Requirements ("ASU 2013-08") which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company's non-controlling ownership interest in another investment company. FASB has

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  October 31, 2013 continued

determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08's criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the Fund, management expects that the impact of the Fund's adoption will be limited to additional financial statement disclosures.

In January 2013, Accounting Standards Update 2013-01 ("ASU 2013-01"), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update 2011-11 ("ASU 2011-11"), Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund's financial statements.

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED OCTOBER 31,
	2013		2012		2011		2010^		2009^
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.70		$5.35		$5.40		$5.14		$4.34
Income (loss) from investment operations:
Net investment income(1)	0.26		0.26		0.32		0.18		0.36
Net realized and unrealized gain (loss)	(0.06)		0.39		(0.07)		0.44		0.84
Total income from investment operations	0.20		0.65		0.25		0.62		1.20
Less dividends from net investment income	(0.25)		(0.30)		(0.30)		(0.36)		(0.40)
Net asset value, end of period	$5.65		$5.70		$5.35		$5.40		$5.14
Total Return(2)	3.53%		12.54%		4.87%		12.63%		29.68%
Ratios to Average Net Assets:
Net expenses	1.19	%(4)(5)	1.09	%(3)(4)	1.12	%(3)(4)	1.44	%(3)(4)	1.17	%(3)(4)
Net investment income	4.51	%(4)(5)	4.76	%(3)(4)	6.02	%(3)(4)	3.49	%(3)(4)	7.72	%(3)(4)
Rebate from Morgan Stanley affiliate	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$68,732		$77,573		$78,145		$83,951		$85,901
Portfolio turnover rate	91%		131%		74%		88%		121%

  ^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

  (1)  Calculated based on the net asset value as of the last business day of the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  If the Fund had borne all of its expenses that were waived by the Adviser and Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2013	1.31%	4.39%

  (6)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2013		2012		2011		2010^		2009^
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.72		$5.37		$5.42		$5.15		$4.35
Income (loss) from investment operations:
Net investment income(1)	0.22		0.23		0.29		0.15		0.33
Net realized and unrealized gain (loss)	(0.06)		0.38		(0.07)		0.45		0.84
Total income from investment operations	0.16		0.61		0.22		0.60		1.17
Less dividends from net investment income	(0.21)		(0.26)		(0.27)		(0.33)		(0.37)
Net asset value, end of period	$5.67		$5.72		$5.37		$5.42		$5.15
Total Return(2)	2.85%		11.79%		4.19%		12.11%		28.82%
Ratios to Average Net Assets:
Net expenses	1.77	%(4)(5)	1.69	%(3)(4)	1.72	%(3)(4)	2.04	%(3)(4)	1.77	%(3)(4)
Net investment income	3.91	%(4)(5)	4.16	%(3)(4)	5.42	%(3)(4)	2.89	%(3)(4)	7.12	%(3)(4)
Rebate from Morgan Stanley affiliate	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$1,969		$4,406		$6,335		$14,502		$24,119
Portfolio turnover rate	91%		131%		74%		88%		121%

  ^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  If the Fund had borne all of its expenses that were waived by the Adviser and Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2013	1.88%	3.80%

  (6)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2013		2012		2011		2010^		2009^
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.70		$5.35		$5.40		$5.14		$4.34
Income (loss) from investment operations:
Net investment income(1)	0.24		0.23		0.29		0.15		0.33
Net realized and unrealized gain (loss)	(0.06)		0.39		(0.07)		0.44		0.84
Total income from investment operations	0.18		0.62		0.22		0.59		1.17
Less dividends from net investment income	(0.23)		(0.27)		(0.27)		(0.33)		(0.37)
Net asset value, end of period	$5.65		$5.70		$5.35		$5.40		$5.14
Total Return(2)	3.16%		11.88%		4.24%		11.96%		28.92%
Ratios to Average Net Assets:
Net expenses	1.55	%(4)(5)	1.68	%(3)(4)	1.71	%(3)(4)	2.04	%(3)(4)	1.77	%(3)(4)
Net investment income	4.15	%(4)(5)	4.17	%(3)(4)	5.43	%(3)(4)	2.89	%(3)(4)	7.12	%(3)(4)
Rebate from Morgan Stanley affiliate	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$5,942		$6,744		$6,210		$7,543		$8,028
Portfolio turnover rate	91%		131%		74%		88%		121%

  ^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period. Effective February 25, 2013, Class C shares were renamed Class L shares. Class C shares held for less than one year were subject to a 1.0%   contingent deferred sales charge. The contingent deferred sales charge on Class L shares was eliminated effective February 25, 2013.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  If the Fund had borne all of its expenses that were waived by the Adviser and Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2013	1.67%	4.03%

  (6)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2013		2012		2011		2010^		2009^
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.75		$5.39		$5.44		$5.18		$4.36
Income (loss) from investment operations:
Net investment income(1)	0.27		0.28		0.34		0.20		0.38
Net realized and unrealized gain (loss)	(0.05)		0.39		(0.07)		0.43		0.85
Total income from investment operations	0.22		0.67		0.27		0.63		1.23
Less dividends from net investment income	(0.26)		(0.31)		(0.32)		(0.37)		(0.41)
Net asset value, end of period	$5.71		$5.75		$5.39		$5.44		$5.18
Total Return(2)	3.95%		12.91%		5.09%		12.81%		30.33%
Ratios to Average Net Assets:
Net expenses	0.94	%(4)(5)	0.84	%(3)(4)	0.87	%(3)(4)	1.19	%(3)(4)	0.92	%(3)(4)
Net investment income	4.77	%(4)(5)	5.01	%(3)(4)	6.27	%(3)(4)	3.74	%(3)(4)	7.97	%(3)(4)
Rebate from Morgan Stanley affiliate	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$3,130		$1,892		$804		$879		$879
Portfolio turnover rate	91%		131%		74%		88%		121%

^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser and Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2013	1.08%	4.63%

(6)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR PERIOD FROM SEPTEMBER 13, 2013^ TO OCTOBER 31, 2013
Class IS Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.55
Income from investment operations:
Net investment income(1)	0.03
Net realized and unrealized gain	0.17
Total income from investment operations	0.20
Less dividends from net investment income	(0.04)
Net asset value, end of period	$5.71
Total Return(2)	3.70	%(6)
Ratios to Average Net Assets:
Net expenses	0.84	%(3)(4)(7)
Net investment income	4.54	%(3)(4)(7)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)
Supplemental Data:
Net assets, end of period, in thousands	$10
Portfolio turnover rate	91	%(6)

  ^  Commencement of operations.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (4)  If the Fund had borne all of its expenses that were waived by the Adviser and Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2013	1.91%	3.47%

  (5)  Amount is less than 0.005%.

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Global Fixed Opportunities Fund

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Global Fixed Income Opportunities Fund (the "Fund"), including the portfolio of investments, as of October 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the two years ended October 31, 2010 were audited by another independent registered public accounting firm whose report, dated December 23, 2010, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund was not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Global Fixed Income Opportunities Fund at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 20, 2013

Morgan Stanley Global Fixed Income Opportunities Fund

U.S. Privacy Policy (unaudited)

An Important Notice Concerning Our U.S. Privacy Policy

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal

Morgan Stanley Global Fixed Income Opportunities Fund

U.S. Privacy Policy (unaudited) continued

information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1. What Personal Information Do We Collect From You?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2. When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information We Disclose to Affiliated Companies. We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to

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U.S. Privacy Policy (unaudited) continued

credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4. How Can You Limit Our Sharing Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5. How Can You Limit the Use of Certain Personal Information About You by Our Affiliated Companies for Marketing?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your

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personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:
Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

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7. What if an affiliated company becomes a nonaffiliated third party?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

Special Notice to Residents of Vermont
The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

Special Notice to Residents of California
The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Morgan Stanley Global Fixed Income Opportunities Fund

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Trustee***
Frank L. Bowman (69) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006

President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Morgan Stanley Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (since February 2007); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (February 2005-November 2008); retired as Admiral, U.S. Navy after serving over 38 years on active duty including 8 years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and the U.S. Department of Energy (1996-2004); served as Chief of Naval Personnel (July 1994-September 1996); and on the Joint Staff as Director of Political Military Affairs (June 1992-July 1994); knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; awarded the Officier de l'Orde National du Mérite by the French Government; elected to the National Academy of Engineering (2009).

101

Director of BP p.l.c.; Director of Naval and Nuclear Technologies LLP; Director of the Armed Services YMCA of the USA and the U.S. Naval Submarine League; Director of the American Shipbuilding Suppliers Association; Member of the National Security Advisory Council of the Center for U.S. Global Engagement and a member of the CNA Military Advisory Board;

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Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Trustee***
Michael Bozic (72) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994

Private investor and a member of the advisory board of American Road Group LLC (retail) (since June 2000); Chairperson of the Compliance and Insurance Committee (since October 2006); Director or Trustee of various Morgan Stanley Funds (since April 1994); formerly, Chairperson of the Insurance Committee (July 2006- September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991- July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.

				103	Trustee and member of the Hillsdale College Board of Trustees
Kathleen A. Dennis (60) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	101	Director of various non- profit organizations.

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Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Trustee***
Dr. Manuel H. Johnson (64) c/o Johnson Smick International, Inc. 220 I Street, NE — Suite 200 Washington, D.C. 20002	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since July 1991); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006), Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	103	Director of NVR, Inc. (home construction).
Joseph J. Kearns (71) c/o Kearns & Associates LLC PMB754 22631 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of various Morgan Stanley Funds (since August 1994); CFO of the J. Paul Getty Trust.	104	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

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Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Trustee***
Michael F. Klein (55) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed Income Sub- Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, various Morgan Stanley Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	101	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).
Michael E. Nugent (77) 522 Fifth Avenue New York, NY 10036	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of various Morgan Stanley Funds (since July 2006); Chairperson of the Closed-End Fund Committee (since June 2012) and Director or Trustee of various Morgan Stanley Funds (since July 1991); formerly, Chairperson of the Insurance Committee (until July 2006).	103	None.
W. Allen Reed (66) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	101	Director of Temple- Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

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Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Trustee***
Fergus Reid (81) c/o Joe Pietryka, Inc. 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman, Joe Pietryka, Inc.; Chairperson of the Governance Committee and Director or Trustee of various Morgan Stanley Funds (since June 1992).	104	Trustee and Director of certain investment companies in the JP Morgan Fund complex.

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee***
James F. Higgins (65) One New York Plaza, New York, NY 10004	Trustee	Since June 2000	Director or Trustee of various Morgan Stanley Funds (since June 2000); Senior Advisor of Morgan Stanley (since August 2000).	102	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  Each Trustee serves an indefinite term, until his or her successor is elected.

  **  The Fund Complex includes (as of December 31, 2012) all open-end and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Management Inc. (the "Adviser") and any funds that have an adviser that is an affiliated person of the Adviser (including, but not limited to, Morgan Stanley AIP GP LP).

  ***  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

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Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
John H. Gernon (50) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer — Equity, Fixed Income and AIP Funds	Since September 2013	President and Principal Executive Officer of the Equity and Fixed Income Funds and the Morgan Stanley AIP Funds (since September 2013) in the Fund Complex, Managing Director of the Adviser.
Mary Ann Picciotto (40) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since May 2010

Managing Director of the Adviser and various entities affiliated with the Adviser; Chief Compliance Officer of various Morgan Stanley Funds (since May 2010); Chief Compliance Officer of the Adviser (since April 2007).

Stefanie V. Chang Yu (47) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of various Morgan Stanley Funds (since December 1997).
Francis J. Smith (48) 522 Fifth Avenue New York, NY 10036	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2002	Executive Director of the Adviser and various entities affiliated with the Adviser; Treasurer and Principal Financial Officer of various Morgan Stanley Funds (since July 2003).
Mary E. Mullin (46) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of various Morgan Stanley Funds (since June 1999).

  *  Each officer serves an indefinite term, until his or her successor is elected.

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Item 2.  Code of Ethics.

(a)           The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)           No information need be disclosed pursuant to this paragraph.

(c)           Not applicable.

(d)           Not applicable.

(e)           Not applicable.

(f)

(1)           The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)           Not applicable.

(3)           Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2013

	Registrant			Covered Entities(1)
Audit Fees		$45,232		N/A

Non-Audit Fees
Audit-Related Fees			$(2)		$(2)
Tax Fees		$4,400	(3)	$96,000	(4)
All Other Fees	$			$6,883,455	(5)
Total Non-Audit Fees		$4,400		$7,979,455

Total		$49,632		$7,979,455

2012

	Registrant			Covered Entities(1)
Audit Fees		$56,025		N/A

Non-Audit Fees
Audit-Related Fees			$(2)		$(2)
Tax Fees		$5,254	(3)	$201,000	(4)
All Other Fees	$			$854,099	(5)
Total Non-Audit Fees		$5,254		$1,055,099

Total		$61,279		$1,055,099

N/A- Not applicable, as not required by Item 4.

(1)         Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)         Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)         Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)         Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)         All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)                                 This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)   Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)     See table above.

(h)     The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)         The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Fixed Income Opportunities

/s/ John Gernon
John Gernon
Principal Executive Officer
December 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John Gernon
John Gernon
Principal Executive Officer
December 19, 2013

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 19, 2013